Leases - Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	$ 6,139
Charge	(1,642)	$ (923)	$ 0
Right of use assets at end of period	6,141	6,139
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	6,980
Additions	1,100	8,301
Foreign exchange on translation	635	(1,321)
Right of use assets at end of period	8,715	6,980
Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	(841)
Charge	(1,642)	(923)
Foreign exchange on translation	(91)	82
Right of use assets at end of period	(2,574)	(841)
Land & buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	5,515
Right of use assets at end of period	5,778	5,515
Land & buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	6,276
Additions	1,100	7,597
Foreign exchange on translation	635	(1,321)
Right of use assets at end of period	8,011	6,276
Land & buildings | Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	(761)
Charge	(1,395)	(841)
Foreign exchange on translation	(77)	80
Right of use assets at end of period	(2,233)	(761)
IT equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	624
Right of use assets at end of period	363	624
IT equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	704
Additions		704
Right of use assets at end of period	704	704
IT equipment | Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	(80)
Charge	(247)	(82)
Foreign exchange on translation	(14)	2
Right of use assets at end of period	$ (341)	$ (80)